CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Management And Financial Risk
Cash and cash equivalents	$ 24,992	$ 8,190	$ 23,207
Trade and other receivables	3,374	4,023
Restricted cash and investments	12,018	11,994
Maximum exposure to credit risk	$ 40,384	$ 24,207